Financial risk management objectives and policies - Aging of Trade Receivables (Details) - Carrying value - CAD ($) $ in Millions	Mar. 28, 2021	Mar. 29, 2020
Trade and other current receivables [Line Items]
Trade accounts receivable	$ 21.9	$ 26.9
Credit card receivables	2.1	2.1
Government grant receivable	4.4	0.0
Other receivables	14.3	5.1
Current receivables	42.7	34.1
Credit risk
Trade and other current receivables [Line Items]
Trade accounts receivable	21.9	26.9
Credit card receivables	2.1	2.1
Government grant receivable	4.4
Other receivables	14.3	5.1
Current receivables	42.7	34.1
Credit risk | Current
Trade and other current receivables [Line Items]
Trade accounts receivable	9.0	15.9
Credit card receivables	2.1	2.1
Government grant receivable	4.4
Other receivables	14.3	5.1
Current receivables	29.8	23.1
Credit risk | Less than or equal to 30 days
Trade and other current receivables [Line Items]
Trade accounts receivable	5.4	5.0
Credit card receivables	0.0	0.0
Government grant receivable	0.0
Other receivables	0.0	0.0
Current receivables	5.4	5.0
Credit risk | 31 to 60 days
Trade and other current receivables [Line Items]
Trade accounts receivable	1.4	2.5
Credit card receivables	0.0	0.0
Government grant receivable	0.0
Other receivables	0.0	0.0
Current receivables	1.4	2.5
Credit risk | Greater than 60 days
Trade and other current receivables [Line Items]
Trade accounts receivable	6.1	3.5
Credit card receivables	0.0	0.0
Government grant receivable	0.0
Other receivables	0.0	0.0
Current receivables	$ 6.1	$ 3.5